Warrants (Details Narrative)	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 30, 2021 CAD ($) shares	Mar. 08, 2021 USD ($) $ / shares shares	Sep. 15, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Nov. 10, 2021 USD ($)	Sep. 07, 2021 shares	Aug. 20, 2021 shares	Aug. 09, 2021 shares	Jul. 28, 2021 shares	Jun. 28, 2021 shares	Jun. 07, 2021 USD ($) $ / shares shares	Apr. 16, 2021 USD ($) $ / shares shares	Apr. 16, 2021 CAD ($) $ / shares shares	Mar. 30, 2021 $ / shares	Mar. 08, 2021 CAD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 17, 2020 USD ($) $ / shares	Dec. 17, 2020 CAD ($) $ / shares	Dec. 10, 2020 $ / shares	Dec. 10, 2020 $ / shares	Nov. 17, 2020 USD ($) $ / shares	Nov. 17, 2020 CAD ($) $ / shares	Sep. 15, 2020 $ / shares	Sep. 04, 2020 $ / shares	Sep. 04, 2020 $ / shares	Jun. 19, 2020 USD ($) $ / shares	Jun. 19, 2020 CAD ($) $ / shares	Dec. 31, 2019 USD ($)
Warrants and rights outstanding term			24 months													24 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							200,000	3,605,247	16,134,000	10,000	145,000		1,000,000	1,000,000
Class of Warrant or Right, Outstanding					7,844,329
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)	$ 0.10		$ 0.10	$ 0.09									$ 0.10	$ 0.12											$ 0.12
Debt instrument, principal amount	$ 29,528		$ 89,198	$ 11,644		$ 1,184,549							$ 95,959	$ 120,000
Debt Conversion, Converted Instrument, Shares Issued	660,000	660,000	1,500,000	173,333
Debt Instrument, Convertible, Conversion Price | (per share)	$ 0.06		$ 0.06												$ 0.075	$ 0.075
Debt Instrument, Increase, Accrued Interest	$ 9,478	$ 12,000
CAD [Member]
Debt instrument, principal amount | $	$ 37,500		$ 112,500
Debt Instrument, Increase, Accrued Interest | $		$ 12,000
Private Placement [Member]
Warrants and rights outstanding term			30 months													30 months										24 months	24 months
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)			$ 0.08																							$ 0.09	$ 0.12
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.05
Private Placement [Member] | Non Brokered Private Placement [Member]
Warrants and rights outstanding term			30 months													30 months			30 months	30 months	30 months	30 months	24 months	24 months				24 years	24 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)			$ 0.10																$ 0.09	$ 0.12	$ 0.09	$ 0.12	$ 0.09	$ 0.12				$ 0.09	$ 0.12
Debt instrument, principal amount			$ 220,833													$ 265,000			$ 21,498	$ 28,000			$ 14,140	$ 18,000				$ 22,115	$ 30,000
Lender [Member]
Line of credit | $																	$ 500,000
Warrant [Member]
Warrants and rights outstanding term					1 year 7 months 17 days
Derivative Liability, Subject to Master Netting Arrangement, before Offset | $					$ 472,899													$ 1,804,572												$ 79,458
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,304,600
Class of Warrant or Right, Outstanding	2,358,080
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)	$ 0.10														$ 0.08
Warrant [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0									0				0
Warrant [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input			234									215				234
Warrant [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			0.34									0.16				0.34
Warrant [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term			2 years 6 months									2 years				2 years 6 months
Warrant [Member] | Private Placement [Member]
Warrants and rights outstanding term			30 months									24 months				30 months
Derivative Liability, Subject to Master Netting Arrangement, before Offset | $			$ 400,712									$ 15,616
Class of Warrant or Right, Outstanding			4,007,916									75,000				4,007,916
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.08									$ 0.32
Warrant [Member] | Private Placement [Member] | CAD [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.10
Warrant [Member] | Lender [Member]
Warrants and rights outstanding term																	2 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.16
Warrant [Member] | Lender [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input																	0
Warrant [Member] | Lender [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input																	0.08
Warrant [Member] | Lender [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input																	229
Warrant [Member] | Lender [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term																	2 years
Warrants One [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0													0
Warrants One [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0.34													0.34
Warrants One [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input			234													234
Warrants One [Member] | Black-Scholes Option Pricing Model [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term			2 years 6 months													2 years 6 months
Warrants One [Member] | Private Placement [Member]
Warrants and rights outstanding term			30 months													30 months
Derivative Liability, Subject to Master Netting Arrangement, before Offset | $			$ 220,789
Class of Warrant or Right, Outstanding			4,416,667													4,416,667
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.10
Warrants One [Member] | Private Placement [Member] | CAD [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.12